Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.97%
China–1.48%
Prosus N.V.(a)	240,655	$7,117,840
Denmark–4.80%
Coloplast A/S, Class B	32,443	3,739,760
Novo Nordisk A/S, Class B	169,371	19,359,848
		23,099,608
France–17.86%
Air Liquide S.A.	46,658	8,731,265
Bollore SE	1,747,154	11,540,005
Capgemini SE	44,729	9,944,213
Kaufman & Broad S.A.	142,603	4,221,347
LVMH Moet Hennessy Louis Vuitton SE	14,464	12,034,895
Pernod Ricard S.A.	51,047	8,370,970
Publicis Groupe S.A.	87,462	8,763,127
Schneider Electric SE	57,311	11,258,746
TotalEnergies SE	169,368	10,987,848
		85,852,416
Germany–3.50%
Deutsche Boerse AG	63,555	12,656,320
flatexDEGIRO AG(a)	383,556	4,194,209
		16,850,529
Hungary–3.00%
Richter Gedeon Nyrt	534,911	14,432,077
Ireland–3.24%
Flutter Entertainment PLC(a)	41,275	8,471,946
Flutter Entertainment PLC(a)	4,361	905,518
Kingspan Group PLC	76,062	6,177,496
		15,554,960
Italy–5.30%
Danieli & C. Officine Meccaniche S.p.A., RSP	232,401	5,640,698
FinecoBank Banca Fineco S.p.A.(b)	870,242	12,547,463
Technogym S.p.A.(c)	735,569	7,284,160
		25,472,321
Netherlands–10.63%
Aalberts N.V.	115,106	4,577,571
ASML Holding N.V.	15,586	13,522,225
Heineken Holding N.V.	169,757	14,243,906
Shell PLC	285,234	8,842,912
Wolters Kluwer N.V.	67,193	9,905,393
		51,092,007
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(d)	11,172,332	11
Singapore–1.33%
STMicroelectronics N.V.	146,192	6,418,926
Spain–2.75%
Amadeus IT Group S.A.	105,800	7,414,503
Shares		Value
Spain–(continued)
Construcciones y Auxiliar de Ferrocarriles S.A.(b)	161,855	$5,817,161
		13,231,664
Sweden–7.56%
Investor AB, Class B	724,762	17,064,352
Lifco AB, Class B(b)	165,067	3,982,555
Sandvik AB	334,500	7,029,813
Svenska Handelsbanken AB, Class A(b)	766,079	8,258,586
		36,335,306
Switzerland–5.32%
Cie Financiere Richemont S.A.	57,986	8,612,924
Nestle S.A.	148,787	16,954,357
		25,567,281
United Kingdom–22.11%
Ashtead Group PLC	125,817	8,227,411
BAE Systems PLC	372,778	5,553,074
Clarkson PLC	130,566	5,878,207
DCC PLC	156,627	11,386,676
Diploma PLC	176,441	7,273,204
Haleon PLC	2,637,233	10,711,816
Hays PLC	3,796,687	4,724,430
IG Group Holdings PLC	1,234,210	11,090,777
Reckitt Benckiser Group PLC	143,567	10,380,023
RELX PLC	358,701	14,805,046
Rentokil Initial PLC	764,966	3,939,380
Savills PLC	420,248	5,368,064
Serco Group PLC	3,182,769	6,945,248
		106,283,356
United States–9.09%
CRH PLC	143,280	10,281,773
ICON PLC(a)	43,984	11,474,106
Linde PLC	10,067	4,075,424
Roche Holding AG	38,084	10,843,137
Signify N.V.	233,626	7,005,193
		43,679,633
Total Common Stocks & Other Equity Interests (Cost $343,327,010)		470,987,935
Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f)	1,790,067	1,790,067
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(e)(f)	1,278,214	1,278,981
Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)	2,045,790	2,045,790
Total Money Market Funds (Cost $5,114,371)		5,114,838
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.04% (Cost $348,441,381)		476,102,773

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.13%
Invesco Private Government Fund, 5.29%(e)(f)(g)	173,696	$173,696
Invesco Private Prime Fund, 5.52%(e)(f)(g)	446,333	446,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $620,332)		620,341
TOTAL INVESTMENTS IN SECURITIES—99.17% (Cost $349,061,713)		476,723,114
OTHER ASSETS LESS LIABILITIES–0.83%		4,008,758
NET ASSETS–100.00%		$480,731,872
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented 1.52% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,482,381	$7,180,988	$(8,873,302)	$-	$-	$1,790,067	$31,889
Invesco Liquid Assets Portfolio, Institutional Class	2,486,867	5,129,277	(6,338,072)	79	830	1,278,981	23,590
Invesco Treasury Portfolio, Institutional Class	3,979,864	8,206,842	(10,140,916)	-	-	2,045,790	36,398
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	875,584	(701,888)	-	-	173,696	1,680*
Invesco Private Prime Fund	-	2,197,400	(1,751,088)	9	324	446,645	4,553*
Total	$9,949,112	$23,590,091	$(27,805,266)	$88	$1,154	$5,735,179	$98,110

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
China	$—	$7,117,840	$—	$7,117,840
Denmark	—	23,099,608	—	23,099,608
France	—	85,852,416	—	85,852,416
Germany	—	16,850,529	—	16,850,529
Hungary	—	14,432,077	—	14,432,077
Ireland	905,518	14,649,442	—	15,554,960
Italy	—	25,472,321	—	25,472,321
Netherlands	—	51,092,007	—	51,092,007
Russia	—	—	11	11
Singapore	—	6,418,926	—	6,418,926
Spain	—	13,231,664	—	13,231,664
Sweden	—	36,335,306	—	36,335,306
Switzerland	—	25,567,281	—	25,567,281
United Kingdom	—	106,283,356	—	106,283,356
United States	25,831,303	17,848,330	—	43,679,633
Money Market Funds	5,114,838	620,341	—	5,735,179
Total Investments	$31,851,659	$444,871,444	$11	$476,723,114
Invesco EQV European Equity Fund